UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-1537
                                  ----------------------------------------------

                          Sterling Capital Corporation
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              100 Wall Street, 11th Floor, New York, New York 10005
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                            Michael Carey, Treasurer
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 980-3360
                                                     --------------

Date of fiscal year end:  December 31
                          -----------

Date of reporting period:  July 1, 2004 - June 30, 2005
                           ----------------------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (s.s.
239.24 and s.s. 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s.s. 3507.


                                                         STERLING CAPITAL CORPORATION
                                                             PROXY VOTING RECORD


                                                                                                                         RECOMMENDED
                                           MEETING    MATTER                              PROPOSED            REGISTRANT MANAGEMENT
SECURITY                  SYM   CUSIP      DATE       VOTED ON                            BY           VOTED  VOTE       VOTE
--------                  ---   -----      -------    --------                            --------     -----  ---------- -----------

Advanced Micro Devices    AMD   007903107  4/28/2005  Nominees for directors              Directors     Yes   For        For
Advanced Micro Devices    AMD   007903107  4/28/2005  Accountants                         Directors     Yes   For        For
Advanced Micro Devices    AMD   007903107  4/28/2005  Amend corporate documents           Shareholders  Yes   For        Against
Advanced Micro Devices    AMD   007903107  4/28/2005  Stock option expensing              Shareholders  Yes   For        Against

The Allstate Corporation  ALL   020002101  5/17/2005  Nominees for directors              Directors     Yes   For        For
The Allstate Corporation  ALL   020002101  5/17/2005  Auditors                            Directors     Yes   For        For
The Allstate Corporation  ALL   020002101  5/17/2005  Cumulative voting Board of Dirs.    Shareholders  Yes   For        Against

Amli Residential Prop Tr  AML   001735109  4/25/2005  Nominees for directors              Directors     Yes   For        For
Amli Residential Prop Tr  AML   001735109  4/25/2005  Eliminate the classification        Directors     Yes   For        For
                                                        of the Board of Trustees
Amli Residential          AML   001735109  4/25/2005  Accountants                         Directors     Yes   For        For

Camden Property Trust     CPT   133131102  2/28/2005  Issuance of Shares/Plan of Merger   Directors     Yes   For        For
Camden Property Trust     CPT   133131102  5/06/2005  Nominees for directors              Directors     Yes   For        For

Cisco Systems, Inc.       CSCO  17275R102  11/18/2004 Nominees for directors              Directors     Yes   For        For
Cisco Systems, Inc.       CSCO  17275R102  11/18/2004 Accountants                         Directors     Yes   For        For
Cisco Systems, Inc.       CSCO  17275R102  11/18/2004 Review executive compensation       Shareholders  Yes   Against    Against
                                                           Policies

Citigroup, Inc.           C     172967101  4/19/2005  Nominees for directors              Directors     Yes   For        For
Citigroup, Inc.           C     172967101  4/19/2005  Accountants                         Directors     Yes   For        For
Citigroup, Inc.           C     172967101  4/19/2005  Stock incentive plan                Directors     Yes   For        For
Citigroup, Inc.           C     172967101  4/19/2005  Curb executive compensation         Shareholders  Yes   Against    Against
Citigroup, Inc.           C     172967101  4/19/2005  Political contributions             Shareholders  Yes   Against    Against
Citigroup, Inc.           C     172967101  4/19/2005  Chairman of the Board should        Shareholders  Yes   For        Against
                                                        not have management
                                                        duties/titles
Citigroup, Inc.           C     172967101  4/19/2005  Limit on CEO compensation           Shareholders  Yes   Against    Against
Citigroup, Inc.           C     172967101  4/19/2005  Election of director nominees by    Shareholders  Yes   For        Against
                                                        majority votes cast
Citigroup, Inc.           C     172967101  4/19/2005  Prohibit payment of non-deductible  Shareholders  Yes   Against    Against
                                                        officer compensation unless
                                                        prior stockholder approval is
                                                        granted
Citigroup, Inc.           C     172967101  4/19/2005  Majority vote on each issue that    Shareholders  Yes   For        Against
                                                        can be subject to shareholder
                                                        vote



                                                                                                                         RECOMMENDED
                                           MEETING    MATTER                              PROPOSED            REGISTRANT MANAGEMENT
SECURITY                  SYM   CUSIP      DATE       VOTED ON                            BY           VOTED  VOTE       VOTE
--------                  ---   -----      -------    --------                            --------     -----  ---------- -----------


Conagra Foods, Inc.       CAG   205887102  9/23/2004  Nominees for directors              Directors     Yes   For        For
Conagra Foods, Inc.       CAG   205887102  9/23/2004  Auditors                            Directors     Yes   For        For
Conagra Foods, Inc.       CAG   205887102  9/23/2004  Executive incentive plan            Directors     Yes   For        For
Conagra Foods, Inc.       CAG   205887102  9/23/2004  Suspension of stock grants for      Shareholders  Yes   Against    Against
                                                        directors and senior executives

ConocoPhillips            COP   20825C104  5/05/2005  Nominees for directors              Directors     Yes   For        For
ConocoPhillips            COP   20825C104  5/05/2005  Accountants                         Directors     Yes   For        For
ConocoPhillips            COP   20825C104  5/05/2005  Compensation limitations            Shareholders  Yes   Against    Against
ConocoPhillips            COP   20825C104  5/05/2005  Director election vote standard     Shareholders  Yes   For        Against

E.I. DuPont De Nemours    DD    263534109  4/27/2005  Nominees for directors              Directors     Yes   For        For
E.I. DuPont De Nemours    DD    263534109  4/27/2005  Accountants                         Directors     Yes   For        For
E.I. DuPont De Nemours    DD    263534109  4/27/2005  Government service                  Shareholders  Yes   Against    Against
E.I. DuPont De Nemours    DD    263534109  4/27/2005  Int'l workplace standards           Shareholders  Yes   Against    Against
E.I. DuPont De Nemours    DD    263534109  4/27/2005  Executive compensation              Shareholders  Yes   Against    Against
E.I. DuPont De Nemours    DD    263534109  4/27/2005  Animal testing                      Shareholders  Yes   Against    Against
E.I. DuPont De Nemours    DD    263534109  4/27/2005  Genetically modified food           Shareholders  Yes   Against    Against
E.I. DuPont De Nemours    DD    263534109  4/27/2005  Performance based options           Shareholders  Yes   Against    Against
E.I. DuPont De Nemours    DD    263534109  4/27/2005  Disclosure of PFOA costs            Shareholders  Yes   Against    Against

Equity Office Properties  EOP   294741103  5/24/2005  Nominees for directors              Directors     Yes   For        For
Equity Office Properties  EOP   294741103  5/24/2005  Auditors                            Directors     Yes   For        For

Equity Residential        EQR   29476L107  5/26/2005  Nominees for directors              Directors     Yes   For        For
Equity Residential        EQR   29476L107  5/26/2005  Auditors                            Directors     Yes   For        For

FalconStor Software       FALC  306137100  5/10/2005  Nominees for directors              Directors     Yes   For        For
FalconStor Software       FALC  306137100  5/10/2005  Accountants                         Directors     Yes   For        For

Honeywell International   HON   438516106  4/25/2005  Nominees for directors              Directors     Yes   For        For
Honeywell International   HON   438516106  4/25/2005  Accountants                         Directors     Yes   For        For
Honeywell International   HON   438516106  4/25/2005  Eliminate classified structure      Directors     Yes   For        For
                                                        of Board of Directors
Honeywell International   HON   438516106  4/25/2005  Eliminate supermajority voting      Directors     Yes   For        For
                                                        provisions
Honeywell International   HON   438516106  4/25/2005  Majority vote shareholder           Shareholders  Yes   Against    Against
                                                        Committee
Honeywell International   HON   438516106  4/25/2005  Separation Chairman/CEO             Shareholders  Yes   For        Against
Honeywell International   HON   438516106  4/25/2005  Executive pay disparity report      Shareholders  Yes   Against    Against
Honeywell International   HON   438516106  4/25/2005  Executive compensation limit        Shareholders  Yes   Against    Against
Honeywell International   HON   438516106  4/25/2005  Executive compensation              Shareholders  Yes   Against    Against
                                                        framework proposal




                                                                                                                      RECOMMENDED
                                         MEETING    MATTER                            PROPOSED            REGISTRANT  MANAGEMENT
SECURITY                SYM   CUSIP      DATE       VOTED ON                          BY           VOTED  VOTE        VOTE
--------                ---   -----      -------    --------                          --------     -----  ----------  -----------


Intel Corporation       INTC  458140100  5/18/2005  Nominees for directors            Directors     Yes   For         For
Intel Corporation       INTC  458140100  5/18/2005  Accountants                       Directors     Yes   For         For
Intel Corporation       INTC  458140100  5/18/2005  2004 Equity Incentive Plan        Directors     Yes   For          For
Intel Corporation       INTC  458140100  5/18/2005  Executive Officer Incentive Plan  Directors     Yes   For         For

JP Morgan Chase         JPM   46625H100  5/17/2005  Nominees for directors            Directors     Yes   For         For
JP Morgan Chase         JPM   46625H100  5/17/2005  Accountants                       Directors     Yes   For         For
JP Morgan Chase         JPM   46625H100  5/17/2005  2005 L.T. Incentive Plan          Directors     Yes   For         For
JP Morgan Chase         JPM   46625H100  5/17/2005  Director Term Limits              Shareholders  Yes   Against     Against
JP Morgan Chase         JPM   46625H100  5/17/2005  Separation of Chairman & CEO      Shareholders  Yes   For         Against
JP Morgan Chase         JPM   46625H100  5/17/2005  Competitive Pay                   Shareholders  Yes   Against     Against
JP Morgan Chase         JPM   46625H100  5/17/2005  Management Bonuses                Shareholders  Yes   Against     Against
                                                    (recoup unearned)

KeyCorp                 KEY   493267108  5/05/2005  Nominees for directors            Directors     Yes   For         For
KeyCorp                 KEY   493267108  5/05/2005  Auditors                          Directors     Yes   For         For

Marathon Oil Corp.      MRO   565849106  4/27/2005  Nominees for directors            Directors     Yes   For         For
Marathon Oil Corp.      MRO   565849106  4/27/2005  Auditors                          Directors     Yes   For         For
Marathon Oil Corp.      MRO   565849106  4/27/2005  Declassify Board of Directors     Shareholders  Yes   For         Against
Marathon Oil Corp.      MRO   565849106  4/27/2005  Elect directors by majority vote  Shareholders  Yes   For         Against

Mellon Financial Corp.  MEL   58551A108  4/19/2005  Nominees for directors            Directors     Yes   For         For
Mellon Financial Corp.  MEL   58551A108  4/19/2005  Accountants                       Directors     Yes   For         For

MetLife, Inc.           MET   59156R108  4/26/2005  Nominees for directors            Directors     Yes   For         For
MetLife, Inc.           MET   59156R108  4/26/2005  Auditors                          Directors     Yes   For         For
MetLife, Inc.           MET   59156R108  4/26/2005  Establish Board Committee to      Shareholders  Yes   Against     Against
                                                      review sales practices

Newell Rubbermaid       NWL   651229106  5/11/2005  Nominees for directors            Directors     Yes   For         For
Newell Rubbermaid       NWL   651229106  5/11/2005  Accountants                       Directors     Yes   For         For
Newell Rubbermaid       NWL   651229106  5/11/2005  Classifed Board of Directors      Shareholders  Yes   For         Against




                                                                                                                      RECOMMENDED
                                         MEETING    MATTER                            PROPOSED            REGISTRANT  MANAGEMENT
SECURITY                SYM   CUSIP      DATE       VOTED ON                          BY           VOTED  VOTE        VOTE
--------                ---   -----      -------    --------                          --------     -----  ----------  -----------


Nokia Corporation       NOK   654902204  4/07/2005  Nominees for directors             Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Approval of income statements      Directors    Yes   For         For
                                                      and balance sheet
Nokia Corporation       NOK   654902204  4/07/2005  Approval of dividend EUR 0.33      Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Discharge of liability             Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Composition of the Board           Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Remuneration to be paid/Auditor    Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Auditors                           Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Granting stock options             Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Reduce share capital/cancel shares Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Increase share capital of company  Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Board to repurchase Nokia shares   Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Dispose Nokia shares held by co.   Directors    Yes   For         For
Nokia Corporation       NOK   654902204  4/07/2005  Instructs legal counsel to vote    Directors    Yes   For         ----
                                                     their discretion on #15

Pfizer, Inc.            PFE   717081103  4/28/2005  Nominees for directors            Directors     Yes   For         For
Pfizer, Inc.            PFE   717081103  4/28/2005  Accountants                       Directors     Yes   For         For
Pfizer, Inc.            PFE   717081103  4/28/2005  Term limits for directors         Shareholders  Yes   Against     Against
Pfizer, Inc.            PFE   717081103  4/28/2005  Report on increasing access to    Shareholders  Yes   Against     Against
                                                      Pfizer products
Pfizer, Inc.            PFE   717081103  4/28/2005  Importation of prescription drugs Shareholders  Yes   Against     Against
Pfizer, Inc.            PFE   717081103  4/28/2005  Political contributions           Shareholders  Yes   Against     Against
Pfizer, Inc.            PFE   717081103  4/28/2005  Product availability in Canada    Shareholders  Yes   Against     Against
Pfizer, Inc.            PFE   717081103  4/28/2005  Separate Chairman & CEO and       Shareholders  Yes   For         Against
                                                      access to pharmaceutical
                                                      products

Ryder System Inc.       R     783549108  5/06/2005  Nominees for directors            Directors     Yes   For         For
Ryder System Inc.       R     783549108  5/06/2005  Auditors                          Directors     Yes   For         For
Ryder System Inc.       R     783549108  5/06/2005  2005 Equity Compensation Plan     Directors     Yes   For         For
Ryder System Inc.       R     783549108  5/06/2005  Amendment to stock purchase plan  Directors     Yes   For         For
                                                      for employees to increase the
                                                      number of shares issuable under
                                                      the plan by 1,000,000

Sara Lee Corporation    SLE   803111103  10/28/2004 Nominees for directors            Directors     Yes   For         For
Sara Lee Corporation    SLE   803111103  10/28/2004 Auditors                          Directors     Yes   For         For
Sara Lee Corporation    SLE   803111103  10/28/2004 Charitable contributions          Shareholders  Yes   Against     Against




                                                                                                                      RECOMMENDED
                                         MEETING    MATTER                            PROPOSED            REGISTRANT  MANAGEMENT
SECURITY                SYM   CUSIP      DATE       VOTED ON                          BY           VOTED  VOTE        VOTE
--------                ---   -----      -------    --------                          --------     -----  ----------  -----------


St. Paul's Travelers    STA   792860108  5/03/2005  Nominees for directors            Directors     Yes   For         For
St. Paul's Travelers    STA   792860108  5/03/2005  Accountants                       Directors     Yes   For         For

Time Warner Inc.        TWX   887317105  5/20/2005  Nominees for directors            Directors     Yes   For         For
Time Warner Inc.        TWX   887317105  5/20/2005  Auditors                          Directors     Yes   For         For
Time Warner Inc.        TWX   887317105  5/20/2005  Pay Comparison                    Stockholders  Yes   Against     Against

Tribune Company         TRB   896047107  5/18/2005  Nominees for directors            Directors     Yes   For         For
Tribune Company         TRB   896047107  5/18/2005  Accountants                       Directors     Yes   For         For

Verizon Communications  VZ    92343V104  5/05/2005  Nominees for directors            Directors     Yes   For         For
Verizon Communications  VZ    92343V104  5/05/2005  Accountants                       Directors     Yes   For         For
Verizon Communications  VZ    92343V104  5/05/2005  Cumulative Voting                 Shareholders  Yes   For         Against
Verizon Communications  VZ    92343V104  5/05/2005  Majority Vote Election/Directors  Shareholders  Yes   For         Against
Verizon Communications  VZ    92343V104  5/05/2005  Board Composition                 Shareholders  Yes   Against     Against
Verizon Communications  VZ    92343V104  5/05/2005  Separate Chairman & CEO           Shareholders  Yes   For         Against
Verizon Communications  VZ    92343V104  5/05/2005  Directors Liability               Shareholders  Yes   Against     Against
Verizon Communications  VZ    92343V104  5/05/2005  Political contributions           Shareholders  Yes   Against     Against


Viacom, Inc.            VIA   925524100  5/26/2005  Nominees for directors            Directors     Yes   For         For
Viacom, Inc.            VIA   925524100  5/26/2005  Auditors                          Directors     Yes   For         For
Viacom, Inc.            VIA   925524100  5/26/2005  Sr Exec. short-term Incentive     Directors     Yes   Against     For
                                                      Plan
Viacom, Inc.            VIA   925524100  5/26/2005  RSU Plan/Outside Directors        Directors     Yes   For         For


Wilmington Trust        WL    971807102  4/21/2005  Nominees for directors            Directors     Yes   For         For
Wilmington Trust        WL    971807102  4/21/2005  2005 long-term incentive plan     Directors     Yes   For         For


                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Registrant                 STERLING CAPITAL CORPORATION
            --------------------------------------------------------------------


BY (SIGNATURE AND TITLE)*  /s/ Wayne S. Reisner
                           -----------------------------------------------------
                           Wayne S. Reisner, Principal Executive Officer (Principal Executive Officer)

Date:  August 23, 2005
       ---------------



* Print the name and title of each signing officer under his or her signature.